Goodwill (Details)	Dec. 31, 2021 € / $
Assumptions
Foreign exchange rate (EUR/USD)	1.19
Goodwill
Assumptions
Average inflation rate	1.00%
Pre-tax discount rate	7.40%
Annual growth rate	1.00%